As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/07

Date of reporting period: 2/28/07

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
	Portfolio of Investments (Unaudited)		February 28, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 99.4%
	Basic Resources - 5.4%
	Northwest Pipe Co.*	46,600	$1,704,628
	Scorpio Mining Corporation*f	853,200	1,382,184
	Terra Industries, Inc.*	126,900	2,214,405
			5,301,217
	Business Services - 12.8%
	Cornell Companies, Inc.*	120,800	2,478,816
	Darling International, Inc.*	274,300	1,508,650
	Geo Group Inc.*	105,350	4,929,326
	Rainmaker Systems*	246,000	2,068,860
	Website Pros, Inc.*	161,200	1,483,040
			12,468,692
	Consumer Durables - 3.0%
	ACR Grouping, Inc.*	275,900	1,269,140
	Cybex International, Inc.*	292,100	1,632,839
			2,901,979
	Consumer Merchandising - 1.5%
	Zumiez, Inc.*	43,100	1,465,831
	Consumer Services - 3.0%
	Aces Wired (Acquired 09/26/2006, Cost $1,000,000)*^#	200,000	1,000,000
	US Home Systems, Inc.*	152,600	1,939,546
			2,939,546
	Defense - 3.2%
	Dyncorp International, Inc.*	83,700	1,389,420
	ICF International, Inc.*	116,500	1,720,705
			3,110,125
	Electronic Components - 1.4%
	Pericom Semiconductor Corp.*	132,400	1,339,888
	Electronic Technology - 2.0%
	Aviza Technology, Inc.*	163,100	1,192,261
	EMS Technologies, Inc.*	37,600	753,128
			1,945,389
	Energy - 6.1%
	Carrizo Oil & Gas, Inc.*	34,400	1,058,832
	GMX Resources, Inc.*	34,600	1,122,770
	Kodiak Oil & Gas Corp.*f	286,900	1,577,950
	Mitcham Industries, Inc.*	162,000	2,216,160
			5,975,712
	Financial Services & Software - 0.9%
	TradeStation Group, Inc.*	70,500	833,310
	Healthcare Products - 7.8%
	American Oriental Bioengine, Inc.*	184,600	2,030,600
	Conceptus, Inc.*	56,000	1,051,680
	Merit Medical Systems, Inc.*	99,500	1,399,965
	Micrus Endovascular Corp.*	62,500	1,293,750
	NuVasive, Inc.*	78,700	1,859,681
			7,635,676
	Healthcare Services - 11.7%
	Animal Health International, Inc.*	20,000	258,000
	Healthcare Services Group	32,100	900,084
	HMS Holdings Corp.*	175,600	3,476,880
	Icon Plc - ADR*	32,300	1,342,065
	Stewart Enterprises, Inc.	264,800	2,094,568
	Sun Healthcare Group, Inc.*	249,400	3,279,610
			11,351,207
	Healthcare Technology - 6.9%
	AFP Imaging Corp.*	555,500	999,900
	Durect Corporation*	229,900	926,497
	Natus Medical, Inc.*	90,600	1,459,566
	Omnicell, Inc.*	74,400	1,444,104
	Phase Forward*	140,500	1,858,815
			6,688,882
	Industrial - 6.7%
	Comfort Systems USA, Inc.	121,600	1,654,976
	Ladish Co., Inc.*	19,400	810,920
	Lindsay Corporation	43,300	1,486,922
	RBC Bearings, Inc.*	80,000	2,610,400
			6,563,218
	Media - 2.0%
	24/7 Real Media, Inc.*	203,000	1,956,920
	Technology Services & Software - 14.9%
	China Security & Survillance Technology, Inc.*	66,800	961,920
	Double-Take Software, Inc.*	119,700	1,690,164
	Ness Technologies, Inc.*	162,500	2,257,125
	Saba Software, Inc.*	288,300	2,093,058
	Salary.com, Inc.*	122,900	1,388,770
	Smith Micro Software, Inc.*	93,200	1,257,268
	Thomas Group, Inc.	113,026	1,373,266
	Vocus, Inc.*	136,300	2,704,192
	Wireless Ronin Technologies Inc.*	129,100	832,695
			14,558,458
	Telecommunications - 7.1%
	Ceragon Networks Ltd*f	317,400	1,783,788
	General Communication*	94,900	1,407,367
	Gilat Satellite Networks, Ltd*f	105,000	889,350
	Globecomm Systems, Inc.*	131,700	1,465,821
	Harris Stratex Networks, Inc.*	69,100	1,409,640
			6,955,966
	Transportation - 3.0%
	American Railcar Industries, Inc.	33,000	1,011,120
	Midwest Air Group, Inc.*	143,800	1,869,400
			2,880,520
	TOTAL COMMON STOCKS (Cost $82,868,540)		96,872,536
		Principal
		Amount
	SHORT TERM INVESTMENTS - 3.2%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 3.2%
	Federal Home Loan Bank Discontinued Note, 0.000%, 3/01/2007	$3,103,000	3,103,000
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	462	462
	TOTAL SHORT TERM INVESTMENTS (Cost $3,103,462)		3,103,462
	Total Investments 102.6% (Cost $85,972,002)		99,975,998
	Liabilities in Excess of Other Assets - (2.6)%		(2,504,637)
	TOTAL NET ASSETS - 100.0%		$97,471,361

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security
^	Restricted Security. Purchased in a private placement transaction: resale to the public may require registration
	or may extend only to qualified institutional buyers.
#	Fair Valued Security

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
	Portfolio of Investments (Unaudited)		February 28, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 99.2%
	Basic Resources - 5.5%
	CF Industries Holdings, Inc.	15,400	$595,364
	SXR Uranium One, Inc.*f	17,900	259,256
	Terra Industries, Inc.*	48,400	844,580
			1,699,200
	Business Services - 12.0%
	Cornell Companies, Inc.*	31,300	642,276
	Corrections Corporation of America*	26,750	1,400,630
	Darling International, Inc.*	87,200	479,600
	Geo Group Inc.*	24,800	1,160,392
			3,682,898
	Consumer Durables - 4.1%
	Interface, Inc.	22,200	351,204
	Standard Pacific Corp.	8,600	219,558
	Tempur-Pedic International, Inc.	28,200	701,898
			1,272,660
	Consumer Merchandising - 5.4%
	GameStop Corporation*	8,200	429,844
	Guess ?, Inc.	9,400	765,912
	Zumiez, Inc.*	13,600	462,536
			1,658,292
	Consumer Non Durables - 2.5%
	Crocs, Inc.*	6,100	297,192
	THQ, Inc.*	14,300	460,603
			757,795
	Consumer Services - 2.8%
	Copart, Inc.*	16,100	474,145
	LKQ Corp.*	18,200	395,304
			869,449
	Defense - 2.6%
	Dyncorp International Inc.*	26,300	436,580
	ICF International, Inc.*	24,500	361,865
			798,445
	Electronic Components - 3.1%
	Atheros Communications, Inc.*	12,000	303,240
	Diodes, Inc.*	6,400	240,256
	Pericom Semiconductor Corp.*	41,900	424,028
			967,524
	Electronic Technology - 0.5%
	Varian Semiconductor Equipment Associates, Inc.*	3,300	157,707
	Energy - 4.0%
	Carrizo Oil & Gas, Inc.*	10,900	335,502
	Dawson Geophysical Co.*	7,300	307,403
	Goodrich Petroleum Corp.*	11,000	376,310
	Ja Solar Holdings Co., Ltd - ADR*	11,700	225,225
			1,244,440
	Financial Services & Software - 0.8%
	TradeStation Group, Inc.*	22,200	262,404
	Healthcare Products - 9.5%
	American Oriental Bioengine Inc.*	58,300	641,300
	Conceptus, Inc.*	17,700	332,406
	DJ Orthopedics Incorporated*	9,500	372,210
	KV Pharmaceutical Co.*	22,800	562,020
	Merit Medical Systems, Inc.*	29,800	419,286
	NuVasive, Inc.*	24,800	586,024
			2,913,246
	Healthcare Services - 9.5%
	Emergency Medical Services Corp.*	10,300	272,229
	Healthcare Services Group	10,100	283,204
	HMS Holdings Corp.*	51,100	1,011,780
	Icon Plc - ADR*	10,200	423,810
	Sun Healthcare Group, Inc.*	71,100	934,965
			2,925,988
	Healthcare Technology - 10.8%
	Hologic, Inc.*	17,900	985,395
	Human Genome Sciences, Inc.*	7,300	80,300
	Integra LifeSciences Holdings, Corp.*	7,100	298,555
	Natus Medical, Inc.*	18,400	296,424
	Omnicell, Inc.*	25,400	493,014
	Phase Forward*	46,400	613,872
	Respironics, Inc.*	13,700	561,289
			3,328,849
	Industrial - 7.1%
	AGCO Corp.*	11,400	413,250
	Comfort Systems USA, Inc.	38,600	525,346
	General Cable Corp.*	10,200	509,490
	Ladish Co., Inc.*	6,200	259,160
	Lindsay Corporation	13,700	470,458
			2,177,704
	Media - 2.0%
	24/7 Real Media, Inc.*	63,900	615,996
	Technology Services & Software - 8.0%
	China Security & Survillance Technology, Inc.*	21,100	303,840
	Ness Technologies, Inc.*	50,500	701,445
	Saba Software, Inc.*	33,700	244,662
	Shanda Interactive Entertainment, Ltd - ADR*	30,100	711,564
	Smith Micro Software, Inc.*	36,400	491,036
			2,452,547
	Telecommunications - 5.2%
	Ceragon Networks Ltd*f	81,402	457,479
	Gilat Satellite Networks Ltd*f	32,800	277,816
	Harris Stratex Networks, Inc.*	21,800	444,720
	Neustar, Inc. *	12,800	409,600
			1,589,615
	Transportation - 3.8%
	Genesis Lease Ltd - ADR*	16,600	410,850
	Kirby Corp.*	11,300	412,902
	Trinity Industries, Inc.	8,450	353,633
			1,177,385
	TOTAL COMMON STOCKS (Cost $26,450,468)		30,552,144
		Principal
		Amount
	SHORT TERM INVESTMENTS - 2.2%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 2.2%
	Federal Home Loan Bank Discontinued Note, 0.000%, 3/01/2007	$685,000	685,000
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	898	898
	TOTAL SHORT TERM INVESTMENTS (Cost $685,898)		685,898
	Total Investments (Cost $27,136,366) - 101.4%		31,238,042
	Liabilities in Excess of Other Assets - (1.4)%		(431,471)
	TOTAL NET ASSETS - 100.0%		$30,806,571

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
	Portfolio of Investments (Unaudited)		February 28, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 98.7%
	Basic Resources - 3.7%
	Potash Corp. of Saskatchewan, Inc.f	7,300	$1,152,013
	SXR Uranium One, Inc.*f	45,400	657,555
			1,809,568
	Business Services - 9.8%
	Alliance Data Systems Corporation*	17,000	1,015,750
	Corrections Corporation of America*	35,550	1,861,398
	Fiserv, Inc.*	23,700	1,255,152
	Geo Group Inc.*	15,300	715,887
			4,848,187
	Consumer Durables - 6.8%
	Dollar Tree Stores, Inc.*	32,900	1,122,219
	MSC Industrial Direct Co., Inc.	11,300	487,482
	O'Reilly Automotive, Inc.*	11,800	406,274
	Standard Pacific Corp.	17,300	441,669
	Tempur-Pedic International, Inc.	37,500	933,375
			3,391,019
	Consumer Merchandising - 6.0%
	Abercrombie & Fitch Co. - Class A	7,800	609,726
	GameStop Corporation*	8,000	419,360
	Guess ?, Inc.	16,000	1,303,680
	Urban Outfitters, Inc.*	25,900	642,838
			2,975,604
	Consumer Non Durables - 2.7%
	Activision, Inc.*	40,100	670,472
	Crocs, Inc.*	13,600	662,592
			1,333,064
	Consumer Services - 5.5%
	American Reprographics Co.*	12,000	397,320
	Copart, Inc.*	36,500	1,074,925
	Penn National Gaming, Inc.*	13,300	620,179
	Starwood Hotels & Resorts Worldwide, Inc.	9,800	644,840
			2,737,264
	Electronic Components - 5.1%
	Broadcam Corp.*	17,200	586,348
	Intersil Corp.	23,100	610,995
	Microchip Technology, Inc.	23,000	818,800
	NVIDIA Corporation*	15,900	492,900
			2,509,043
	Electronic Technology - 5.6%
	F5 Networks, Inc.*	12,600	915,012
	KLA-Tencor Corp.	9,800	507,052
	Varian Semiconductor Equipment Associates, Inc.*	10,500	501,795
	ViaSat, Inc.*	25,400	867,664
			2,791,523
	Energy - 5.9%
	Cameron International Corp.*	13,100	742,639
	Core Laboratories NV*f	7,800	615,264
	National-Oilwell, Inc.*	6,100	424,804
	Quicksilver Resources, Inc.*	21,600	833,112
	Southwestern Energy Co.*	8,300	323,700
			2,939,519
	Financial Institutions - 2.3%
	InterContinental Exchange, Inc.*	7,700	1,161,545
	Financial Services & Software - 1.8%
	Mastercard, Inc.	8,300	889,594
	Healthcare Products - 0.4%
	KV Pharmaceutical Co.*	8,100	199,665
	Healthcare Services - 12.2%
	Cerner Corp.*	17,300	901,503
	Covance Inc.*	16,300	1,005,058
	HMS Holdings Corp.*	53,100	1,051,380
	IMS Health, Inc.	19,200	554,496
	Manor Care, Inc.	18,700	1,001,946
	Sun Healthcare Group, Inc.*	115,200	1,514,880
			6,029,263
	Healthcare Technology - 9.0%
	Hologic, Inc.*	30,800	1,695,540
	Human Genome Sciences, Inc.*	20,700	227,700
	Intuitive Surgical, Inc.*	6,300	699,930
	Respironics, Inc.*	26,700	1,093,899
	Varian Medical Systems, Inc.*	15,800	726,010
			4,443,079
	Industrial - 10.0%
	AGCO Corp.*	40,600	1,471,750
	General Cable Corp.*	18,600	929,070
	Manitowoc Co.	12,000	704,400
	Nordson Corp.	16,200	790,236
	Precision Castparts, Corp.	11,400	1,037,058
			4,932,514
	Technology Services & Software - 5.0%
	PerkinElmer, Inc.	32,000	758,400
	Shanda Interactive Entertainment, Ltd - ADR*	34,200	808,488
	VeriFone Holdings, Inc.*	23,900	933,295
			2,500,183
	Telecommunications - 4.7%
	Ciena Corp.*	21,200	667,164
	Harris Corporation	17,700	868,716
	NeuStar, Inc.*	25,000	800,000
			2,335,880
	Transportation - 2.2%
	AMR Corporation*	17,400	593,166
	Trinity Industries, Inc.	12,300	514,755
			1,107,921
	TOTAL COMMON STOCKS (Cost $45,356,813)		48,934,435
		Principal
		Amount
	SHORT TERM INVESTMENTS - 1.8%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 1.8%
	Federal Home Loan Bank Discontinued Note, 0.000%, 3/01/2007	$879,000	879,000
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	940	940
	TOTAL SHORT TERM INVESTMENTS (Cost $879,940)		879,940
	Total Investments 100.5% (Cost $46,236,753)		49,814,375
	Liabilities in Excess of Other Assets - (0.5)%		(237,344)
	TOTAL NET ASSETS - 100.0%		$49,577,031

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
	Portfolio of Investments (Unaudited)		February 28, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 98.3%
	Basic Resources - 3.7%
	Potash Corp. of Saskatchewan, Inc.f	8,100	$1,278,261
	SXR Uranium One, Inc.*f	50,300	728,524
			2,006,785
	Business Services - 9.8%
	Alliance Data Systems Corporation*	18,800	1,123,300
	Corrections Corporation of America*	39,450	2,065,602
	Fiserv, Inc.*	26,200	1,387,552
	Geo Group Inc.*	17,000	795,430
			5,371,884
	Consumer Durables - 7.0%
	Dollar Tree Stores, Inc.*	36,400	1,241,604
	MSC Industrial Direct Co., Inc.	12,600	543,564
	O'Reilly Automotive, Inc.*	13,100	451,033
	Standard Pacific Corp.	19,200	490,176
	Tempur-Pedic International, Inc.	44,800	1,115,072
			3,841,449
	Consumer Merchandising - 6.0%
	Abercrombie & Fitch Co. - Class A	8,700	680,079
	GameStop Corporation*	8,900	466,538
	Guess ?, Inc.	17,700	1,442,196
	Urban Outfitters, Inc.*	28,700	712,334
			3,301,147
	Consumer Non Durables - 2.7%
	Activision, Inc.*	44,300	740,696
	Crocs, Inc.*	15,100	735,672
			1,476,368
	Consumer Services - 5.5%
	American Reprographic Co.*	13,300	440,363
	Copart, Inc.*	40,400	1,189,780
	Penn National Gaming, Inc.*	14,800	690,124
	Starwood Hotels & Resorts Worldwide, Inc.	10,800	710,640
			3,030,907
	Electronic Components - 5.1%
	Broadcom Corp.*	19,000	647,710
	Intersil Corp.	25,600	677,120
	Microchip Technology, Inc.	25,500	907,800
	NVIDIA Corporation*	17,600	545,600
			2,778,230
	Electronic Technology - 5.6%
	F5 Networks, Inc.*	13,900	1,009,418
	KLA-Tencor Corp.	10,900	563,966
	Varian Semiconductor Equipment Associates, Inc.*	11,600	554,364
	ViaSat, Inc.*	28,200	963,312
			3,091,060
	Energy - 5.9%
	Cameron International Corp.*	14,500	822,005
	Core Laboratories NV*f	8,700	686,256
	National-Oilwell, Inc.*	6,800	473,552
	Quicksilver Resources, Inc.*	23,800	917,966
	Southwestern Energy Co.*	9,200	358,800
			3,258,579
	Financial Institutions - 2.2%
	InterContinental Exchange, Inc.*	8,100	1,221,885
	Financial Services & Software - 1.8%
	Mastercard, Inc.	9,100	975,338
	Healthcare Products - 0.4%
	KV Pharmaceutical Co.*	9,000	221,850
	Healthcare Services - 12.1%
	Cerner Corp.*	19,200	1,000,512
	Covance Inc.*	18,100	1,116,046
	HMS Holdings Corp.*	59,100	1,170,180
	IMS Health, Inc.	21,200	612,256
	Manor Care, Inc.	20,700	1,109,106
	Sun Healthcare Group, Inc.*	124,900	1,642,435
			6,650,535
	Healthcare Technology - 8.8%
	Hologic, Inc.*	32,700	1,800,135
	Human Genome Sciences, Inc.*	22,900	251,900
	Intuitive Surgical, Inc.*	7,000	777,700
	Respironics, Inc.*	29,600	1,212,712
	Varian Medical Systems, Inc.*	17,500	804,125
			4,846,572
	Industrial - 9.7%
	AGCO Corp.*	45,000	1,631,250
	General Cable Corp.*	20,600	1,028,970
	Manitowoc Co.	13,300	780,710
	Nordson Corp.	15,600	760,968
	Precision Castparts, Corp.	12,600	1,146,222
			5,348,120
	Technology Services & Software - 5.1%
	PerkinElmer, Inc.	35,400	838,980
	Shanda Interactive Entertainment, Ltd - ADR*	38,100	900,684
	VeriFone Holdings, Inc.*	26,500	1,034,825
			2,774,489
	Telecommunications - 4.7%
	Ciena Corp.*	23,400	736,398
	Harris Corporation	19,600	961,968
	NeuStar, Inc.*	27,700	886,400
			2,584,766
	Transportation - 2.2%
	AMR Corporation*	19,200	654,528
	Trinity Industries, Inc.	13,700	573,345
			1,227,873
	TOTAL COMMON STOCKS (Cost $49,902,628)		54,007,837
		Principal
		Amount
	SHORT TERM INVESTMENTS - 2.2%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 2.2%
	Federal Home Loan Bank Discontinued Note, 0.000%, 3/01/2007	$1,199,000	1,199,000
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	655	655
	TOTAL SHORT TERM INVESTMENTS (Cost $1,199,655)		1,199,655
	Total Investments 100.5% (Cost $51,102,283)		55,207,492
	Liabilities in Excess of Other Assets - (0.5)%		(281,325)
	TOTAL NET ASSETS - 100.0%		$54,926,167

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

The cost basis of investments for federal income tax purposes at February 28, 2007, was as follows*:

	Micro Cap Portfolio	Small Cap Portfolio	Mid Cap Portfolio	Growth Portfolio
Cost of Investments	$86,160,697	$27,182,227	$46,401,830	$51,221,970

Gross unrealized appreciation	16,160,379	4,636,037	4,163,048	4,751,806
Gross unrealized depreciation	(2,345,077)	(580,222)	(750,503)	(766,284)
Net unrealized appreciation	$13,815,302	$4,055,815	$3,412,545	$3,985,522

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brazos Mutual Funds

By (Signature and Title)	/s/ Wayne G. Willems
Wayne G. Willems, President

Date	April 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wayne G. Willems
Wayne G. Willems, President

Date	April 3, 2007

By (Signature and Title)	/s/ Benjamin C. Bell, Jr.
Benjamin C. Bell, Jr., Treasurer

Date	April 3, 2007